As Filed with the U.S. Securities and Exchange Commission on November 15, 2018
1933 Act File No. 033-19589
1940 Act File No. 811-05447

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 101 ☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 103 ☒
(Check appropriate box or boxes.)

__________________
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. (Exact Name of Registrant as Specified in Charter)
__________________

4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 15th day of November, 2018.

American Century Quantitative Equity Funds, Inc.
(Registrant)
By: * Jonathan S. Thomas President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	November 15, 2018

* _________________________________ R. Wes Campbell	Chief Financial Officer and Treasurer	November 15, 2018

* _________________________________ Tanya S. Beder	Director	November 15, 2018

* _________________________________ Jeremy I. Bulow	Director	November 15, 2018

* _________________________________ Anne Casscells	Director	November 15, 2018

* _________________________________ Ronald J. Gilson	Chairman of the Board and Director	November 15, 2018

* _________________________________ Frederick L.A. Grauer	Director	November 15, 2018

* _________________________________ Jonathan D. Levin	Director	November 15, 2018

* _________________________________ Peter F. Pervere	Director	November 15, 2018

* _________________________________ John B. Shoven	Director	November 15, 2018

*By: /s/ Evan C. Johnson Evan C. Johnson Attorney in Fact
Pursuant to Power of Attorney, dated September 21, 2018 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 78 to the Registration Statement of American Century Municipal Trust on September 28, 2018, File No.002-91229, and incorporated herein by reference).
Secretary’s Certificate, dated September 21, 2018 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 78 to the Registration Statement of American Century Municipal Trust on September 28, 2018, File No.002-91229, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document